Initial Public Offering (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 22, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Common stock consummation, description	Each Unit consists of (i) one share of Class A common stock and (ii) one right to receive one-eighth (1/8) of a share of Class A common stock upon the consummation of the initial Business Combination (the “rights” or “public rights”).
Deferred underwriters fee		$ 4,840,931	$ 4,840,931	$ 4,840,931
IPO [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares)	13,831,230
Purchase price per unit (in Dollars per share)	$ 10
Generating gross proceeds	$ 138,312,300
Underwriting fee		$ 2,766,246	$ 2,766,246
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Over-allotment exercised (in Shares)	1,331,230